UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-7139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Treasury Only Money Market Fund Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/19
1 - 7	20.9
8 - 30	34.0
31 - 60	23.9
61 - 90	6.8
91 - 180	14.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2019
U.S. Treasury Debt	103.9%
Net Other Assets (Liabilities)*	(3.9)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

4/30/19
Fidelity® Treasury Only Money Market Fund	2.03%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments April 30, 2019

Showing Percentage of Net Assets

U.S. Treasury Debt - 103.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 103.9%
U.S. Treasury Bills
5/7/19 to 10/17/19	2.39 to 2.50%	$2,193,913	$2,187,499
U.S. Treasury Notes
5/15/19 to 7/31/20	2.41 to 2.47 (b)	745,000	744,643
TOTAL U.S. TREASURY DEBT
(Cost $2,932,142)			2,932,142
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $2,932,142)			2,932,142
NET OTHER ASSETS (LIABILITIES) - (3.9)%			(108,754)
NET ASSETS - 100%			$2,823,388

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		April 30, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,932,142)		$2,932,142
Cash		3,795
Receivable for investments sold		65,037
Receivable for fund shares sold		3,242
Interest receivable		1,415
Total assets		3,005,631
Liabilities
Payable for investments purchased	$174,405
Payable for fund shares redeemed	6,491
Distributions payable	350
Accrued management fee	997
Total liabilities		182,243
Net Assets		$2,823,388
Net Assets consist of:
Paid in capital		$2,823,342
Total distributable earnings (loss)		46
Net Assets, for 2,822,516 shares outstanding		$2,823,388
Net Asset Value, offering price and redemption price per share ($2,823,388 ÷ 2,822,516 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended April 30, 2019
Investment Income
Interest		$65,320
Expenses
Management fee	$12,545
Independent trustees' fees and expenses	15
Total expenses before reductions	12,560
Expense reductions	(6)
Total expenses after reductions		12,554
Net investment income (loss)		52,766
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		9
Total net realized gain (loss)		9
Net increase in net assets resulting from operations		$52,775

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2019	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,766	$25,797
Net realized gain (loss)	9	3
Net increase in net assets resulting from operations	52,775	25,800
Distributions to shareholders	(52,762)	–
Distributions to shareholders from net investment income	–	(25,797)
Total distributions	(52,762)	(25,797)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,262,282	1,045,226
Reinvestment of distributions	49,093	24,071
Cost of shares redeemed	(1,660,961)	(1,616,768)
Net increase (decrease) in net assets and shares resulting from share transactions	(349,586)	(547,471)
Total increase (decrease) in net assets	(349,573)	(547,468)
Net Assets
Beginning of period	3,172,961	3,720,429
End of period	$2,823,388	$3,172,961

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Treasury Only Money Market Fund

Years ended April 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.018	.008	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.018	.008	–A	–A	–A
Distributions from net investment income	(.018)	(.008)	–A	–A	–A
Total distributions	(.018)	(.008)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.79%	.77%	.07%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.38%	.16%	.05%
Expenses net of all reductions	.42%	.42%	.38%	.16%	.04%
Net investment income (loss)	1.76%	.76%	.06%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,823	$3,173	$3,720	$4,437	$4,597

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$2,932,142

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$46

The tax character of distributions paid was as follows:

	April 30, 2019	April 30, 2018
Ordinary Income	$52,762	$ 25,797

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $6.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Treasury Only Money Market Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Treasury Only Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2019, the related statement of operations for the year ended April 30, 2019, the statement of changes in net assets for each of the two years in the period ended April 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2019 and the financial highlights for each of the five years in the period ended April 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 11, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 264 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	.42%	$1,000.00	$1,009.80	$2.09
Hypothetical-C		$1,000.00	$1,022.71	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2019, $592, or, if subsequently determined to be different, the net capital gain of such year.

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $19,089,115 of distributions paid during the period January 1, 2019 to April 30, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

TMM-ANN-0619
1.703531.121

Fidelity® Money Market Fund Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/19
1 - 7	41.0
8 - 30	27.5
31 - 60	16.4
61 - 90	8.6
91 - 180	6.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2019
Certificates of Deposit	34.4%
Commercial Paper	36.7%
Variable Rate Demand Notes (VRDNs)	0.1%
U.S. Treasury Debt	3.9%
U.S. Government Agency Debt	1.7%
Non-Negotiable Time Deposit	7.9%
Other Instruments	0.8%
Repurchase Agreements	15.5%
Net Other Assets (Liabilities)*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

4/30/19
Fidelity® Money Market Fund	2.23%
Premium Class	2.35%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2019, the most recent period shown in the table, would have been 2.27% for Premium Class.

Schedule of Investments April 30, 2019

Showing Percentage of Net Assets

Certificate of Deposit - 34.4%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.4%
State Street Bank & Trust Co.
9/20/19	2.59 (b)(c)%	$183,000	$183,000
London Branch, Eurodollar, Foreign Banks - 6.5%
CIC London Branch
6/3/19	2.78	504,000	502,731
ING Bank NV
5/16/19 to 5/22/19	2.79	502,000	502,000
KBC Bank NV London
5/31/19 to 8/12/19	2.59 to 2.70	773,000	769,423
Mitsubishi UFJ Trust & Banking Corp.
5/8/19 to 7/11/19	2.65 to 2.67	456,000	455,564
Mizuho Bank Ltd. London Branch
5/7/19 to 6/17/19	2.69 to 2.70	159,000	158,829
Sumitomo Mitsui Trust Bank Ltd. London Branch
5/13/19 to 9/3/19	2.64 to 2.90	343,500	343,500
			2,732,047
New York Branch, Yankee Dollar, Foreign Banks - 27.5%
Bank of Montreal Chicago CD Program
5/7/19 to 11/25/19	2.61 to 2.87 (b)(c)	865,000	865,000
Bank of Nova Scotia
5/16/19 to 11/20/19	2.60 to 2.91 (b)(c)	1,511,000	1,511,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
5/22/19 to 5/29/19	2.71 to 2.75	350,000	350,000
DnB NOR Bank ASA
9/9/19 to 9/23/19	2.57 to 2.59 (b)(c)	747,000	747,000
Landesbank Baden-Wuerttemberg New York Branch
5/1/19 to 5/7/19	2.52	2,085,795	2,085,794
Mitsubishi UFJ Trust & Banking Corp.
5/21/19 to 7/12/19	2.59 to 2.60	577,000	577,000
Mizuho Corporate Bank Ltd.
5/14/19 to 7/30/19	2.59 to 2.80 (b)	1,618,000	1,618,000
Sumitomo Mitsui Banking Corp.
5/10/19 to 8/13/19	2.58 to 2.80 (b)	1,751,000	1,750,996
Sumitomo Mitsui Trust Bank Ltd.
6/11/19 to 8/14/19	2.57 to 2.66 (b)	844,000	844,000
Svenska Handelsbanken AB
7/3/19 to 8/22/19	2.60 to 2.65 (b)(c)	1,087,750	1,087,750
Svenska Handelsbanken, Inc.
9/25/19	2.61	155,700	155,700
			11,592,240
TOTAL CERTIFICATE OF DEPOSIT
(Cost $14,507,287)			14,507,287

Financial Company Commercial Paper - 34.3%
Amphenol Corp.
5/3/19	2.60	35,000	34,995
Bank of Nova Scotia
5/2/19 to 11/20/19	2.66 to 2.74 (b)(c)	309,000	309,000
Bayerische Landesbank
5/1/19 to 5/6/19	2.49	934,398	934,230
BPCE SA
5/3/19 to 6/10/19	2.65 to 2.86	1,532,000	1,529,112
Canadian Imperial Bank of Commerce
8/5/19 to 11/18/19	2.58 to 2.81 (b)	1,118,000	1,116,172
Citigroup Global Markets, Inc.
8/15/19 to 8/19/19	2.60	100,000	99,234
Commonwealth Bank of Australia
6/6/19 to 9/18/19	2.58 to 2.76 (b)(c)	368,000	368,000
Credit Agricole CIB
6/3/19	2.68	520,000	518,732
Credit Suisse AG
5/1/19 to 9/3/19	2.59 to 2.87 (b)	2,060,700	2,053,140
DNB Bank ASA
8/22/19 to 10/3/19	2.60 to 2.63 (b)(c)	532,000	532,000
J.P. Morgan Securities, LLC
5/1/19 to 11/25/19	2.61 to 2.98 (b)	1,483,000	1,477,892
Mitsubishi UFJ Trust & Banking Corp.
6/19/19 to 9/5/19	2.60 to 2.61	688,000	684,001
Natexis Banques Populaires New York Branch
5/3/19 to 5/7/19	2.86	309,000	308,911
National Australia Bank Ltd.
9/30/19 to 11/12/19	2.58 to 2.59 (b)(c)	449,000	449,000
National Bank of Canada
5/3/19 to 9/27/19	2.59 to 2.76 (b)(c)	559,000	559,000
Royal Bank of Canada
11/22/19 to 11/25/19	2.67 (b)(c)	428,000	428,000
Sumitomo Mitsui Trust Bank Ltd.
5/15/19 to 7/22/19	2.60 to 2.80	712,900	710,792
Swedbank AB
5/28/19 to 6/5/19	2.65	440,000	438,983
The Toronto-Dominion Bank
5/13/19 to 11/25/19	2.58 to 2.66 (b)	1,624,000	1,617,397
Toyota Motor Credit Corp.
8/1/19 to 8/2/19	2.64 (b)(c)	164,000	164,000
UBS AG London Branch
5/7/19	2.87 (b)(c)	149,000	149,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $14,481,591)			14,481,591

Asset Backed Commercial Paper - 1.0%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

6/17/19	2.60	41,000	40,862
6/18/19	2.59	18,000	17,938
6/25/19	2.59	19,000	18,925
6/26/19	2.59	18,000	17,928
6/27/19	2.59	18,000	17,927
6/28/19	2.59	27,000	26,888
6/28/19	2.59	21,000	20,913
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

6/17/19	2.59	118,000	117,604
6/19/19	2.59	23,000	22,920
7/2/19	2.60	44,000	43,804
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
7/1/19	2.59	58,000	57,747
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $403,456)			403,456

Non-Financial Company Commercial Paper - 1.4%
American Electric Power Co., Inc.
5/15/19 to 5/23/19	2.73 to 2.76	94,750	94,628
Bell Canada
6/3/19	2.77	42,000	41,894
Dominion Resources, Inc.
5/6/19	2.76	48,000	47,982
Duke Energy Corp.
5/1/19 to 5/6/19	2.60	37,250	37,244
ERP Operating LP
5/2/19 to 5/3/19	2.62 to 2.72	30,997	30,993
Florida Power & Light Co.
5/2/19 to 5/15/19	2.64 to 2.66	108,500	108,436
Rogers Communications, Inc.
5/14/19	2.71	41,000	40,960
5/7/19	2.71	18,000	17,992
Sempra Global
5/13/19	2.74	14,000	13,987
5/8/19	2.82	9,000	8,995
Suncor Energy, Inc.
5/9/19 to 5/24/19	2.81	30,050	30,013
UnitedHealth Group, Inc.
5/20/19	2.61	78,000	77,893
Ventas Realty LP
5/15/19	2.70	16,350	16,333
Verizon Communications, Inc.
5/14/19	2.70	26,000	25,975
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $593,325)			593,325

U.S. Treasury Debt - 3.9%
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bills
5/21/19 to 8/1/19(d)	2.40 to 2.44	1,567,000	1,561,986
U.S. Treasury Notes
7/31/19	2.45	75,000	74,796
TOTAL U.S. TREASURY DEBT
(Cost $1,636,782)			1,636,782

Other Instrument - 0.8%
Master Notes - 0.8%
Toyota Motor Credit Corp.
5/7/19
(Cost $348,000)	2.77 (b)(c)	348,000	348,000

Variable Rate Demand Note - 0.1%
Florida - 0.1%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
5/7/19
(Cost $40,000)	2.48 (b)	40,000	40,000

U.S. Government Agency Debt - 1.7%
Federal Agencies - 1.7%
Federal Home Loan Bank
5/3/19 to 5/22/19
(Cost $699,394)	2.42 to 2.45	700,000	699,394

Non-Negotiable Time Deposit - 7.9%
Time Deposits - 7.9%
Barclays Bank PLC
5/1/19	2.77	2,030,744	2,030,744
Credit Agricole CIB
5/1/19 to 5/7/19	2.48	1,034,925	1,034,925
Landesbank Hessen-Thuringen London Branch
5/1/19 to 5/2/19	2.48	261,000	261,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $3,326,669)			3,326,669

U.S. Government Agency Repurchase Agreement - 7.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 2.77% dated 4/30/19 due 5/1/19 (Collateralized by U.S. Government Obligations) #	$1,758,933	$1,758,798
With:
Barclays Bank PLC at:
2.44%, dated 4/24/19 due 5/1/19 (Collateralized by U.S. Government Obligations valued at $96,945,974, 4.00%, 9/20/48)	95,045	95,000
2.77%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Government Obligations valued at $240,738,523, 4.00%, 9/20/48 - 2/20/49)	236,018	236,000
Citibank NA at:
2.51%, dated 4/30/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $21,421,567, 1.63% - 3.00%, 3/31/20 - 3/31/26)	21,010	21,000
2.52%, dated 4/30/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $128,630,347, 0.00% - 10.00%, 5/30/19 - 4/1/49)	126,062	126,000
Deutsche Bank Securities, Inc. at 2.79%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Government Obligations valued at $56,654,390, 3.25%, 3/15/50)	55,004	55,000
ING Financial Markets LLC at:
2.46%, dated 4/24/19 due 5/1/19 (Collateralized by U.S. Government Obligations valued at $33,676,101, 4.00%, 3/1/49)	33,016	33,000
2.51%, dated 4/29/19 due 5/6/19 (Collateralized by U.S. Government Obligations valued at $29,584,125, 4.00%, 3/1/49 - 4/1/49)	29,014	29,000
J.P. Morgan Securities, LLC at:
2.46%, dated 4/25/19 due 5/2/19 (Collateralized by U.S. Government Obligations valued at $274,492,496, 2.50% - 6.00%, 12/1/26 - 3/1/49)	269,129	269,000
2.52%, dated 4/30/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $85,685,998, 2.50% - 7.00%, 11/1/22 - 2/1/57)	84,041	84,000
Morgan Stanley & Co., LLC at 2.76%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $174,433,454, 0.00% - 3.00%, 7/18/19 - 2/15/29)	171,013	171,000
Nomura Securities International, Inc. at 2.51%, dated 4/29/19 due 5/6/19 (Collateralized by U.S. Government Obligations valued at $123,442,160, 0.00% - 9.00%, 8/15/20 - 5/1/49)	121,059	121,000
TD Securities (U.S.A.) at 2.77%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Government Obligations valued at $68,345,259, 3.00%, 12/1/46)	67,005	67,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $3,065,798)		3,065,798

U.S. Treasury Repurchase Agreement - 6.3%
With:
Commerz Markets LLC at:
2.48%, dated:
4/24/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $107,151,692, 1.75% - 3.13%, 10/31/20 - 11/15/28)	105,051	105,000
4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $107,145,024, 1.50% - 3.13%, 10/31/20 - 5/15/48)	105,051	105,000
2.77%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $635,062,951, 1.38% - 4.63%, 4/30/20 - 5/15/48)	622,048	622,000
Credit AG at 2.45%, dated 4/24/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $118,376,372, 2.13%, 11/30/23)	116,055	116,000
Deutsche Bank AG, New York at 2.78%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $237,678,394, 2.88%, 5/31/25)	233,018	233,000
Deutsche Bank Securities, Inc. at 2.47%, dated:
4/24/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $107,151,504, 1.38% - 1.63%, 5/31/21 - 8/31/22)	105,050	105,000
4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $214,288,230, 2.25% - 5.25%, 7/31/20 - 11/15/28)	210,101	210,000
HSBC Securities, Inc. at 2.76%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $59,165,396, 2.88%, 10/31/23)	58,004	58,000
ING Financial Markets LLC at 2.76%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $8,169,923, 1.38%, 1/15/20)	8,001	8,000
J.P. Morgan Securities, LLC at 2.75%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $52,023,989, 0.00% - 3.00%, 5/23/19 - 10/31/25)	51,004	51,000
Mizuho Securities U.S.A., Inc. at 2.74%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $510,000,485, 2.75% - 3.63%, 8/15/19 - 9/30/20)	500,038	500,000
RBC Dominion Securities at 2.46%, dated 3/20/19 due 5/7/19:
(Collateralized by U.S. Treasury Obligations valued at $37,962,717, 1.13% - 4.50%, 2/28/21 - 8/15/48)	37,154	37,000
(Collateralized by U.S. Treasury Obligations valued at $37,848,979, 1.13% - 4.50%, 9/30/19 - 2/15/48)	37,147	37,000
RBS Securities, Inc. at 2.46%, dated 4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $215,536,350, 2.63% - 3.13%, 2/28/23 - 8/15/44)	210,100	210,000
SMBC Nikko Securities America, Inc. at 2.75%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $285,530,278, 2.25% - 2.50%, 2/15/22 - 11/15/24)	280,021	280,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,677,000)		2,677,000

Other Repurchase Agreement - 1.9%
Other Repurchase Agreement - 1.9%
With:
Citigroup Global Markets, Inc. at:
3.02%, dated 2/26/19 due 5/28/19 (Collateralized by U.S. Treasury Obligations valued at $72,487,170, 0.63% - 3.00%, 4/15/23 - 11/15/44)	70,534	70,000
3.07%, dated 2/14/19 due 5/15/19 (Collateralized by Corporate Obligations valued at $35,937,992, 2.61% - 5.57%, 4/14/25 - 11/25/58)	34,261	34,000
J.P. Morgan Securities, LLC at:
2.62%, dated 4/25/19 due 5/2/19 (Collateralized by Commercial Paper valued at $183,420,058, 5/1/19 - 5/7/19)	178,091	178,000
2.68%, dated 4/26/19 due 5/7/19 (Collateralized by Equity Securities valued at $192,311,610)(b)(c)(e)	178,146	178,000
Mizuho Securities U.S.A., Inc. at:
2.65%, dated:
4/26/19 due 5/7/19 (Collateralized by Equity Securities valued at $38,894,345)	36,037	36,000
4/30/19 due:
5/1/19 (Collateralized by Equity Securities valued at $24,841,845)	23,002	23,000
5/7/19 (Collateralized by Equity Securities valued at $60,484,457)	56,058	56,000
2.66%, dated 4/18/19 due 5/2/19 (Collateralized by Equity Securities valued at $57,295,003)	53,055	53,000
2.78%, dated 4/22/19 due 5/6/19 (Collateralized by U.S. Government Obligations valued at $19,583,602, 4.39% - 8.44%, 9/25/20 - 2/25/42)	19,021	19,000
Societe Generale at 2.8%, dated 4/30/19 due 6/3/19 (Collateralized by Corporate Obligations valued at $114,078,990, 2.65% - 11.13%, 11/15/19 - 11/15/95)	106,280	106,000
Wells Fargo Securities, LLC at 2.62%, dated 4/26/19 due 5/3/19 (Collateralized by Equity Securities valued at $58,341,270)	54,028	54,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $807,000)		807,000

TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $42,586,302)		42,586,302
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(408,884)
NET ASSETS - 100%		$42,177,418

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $50,853,000 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $51,000,000.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,758,798,000 due 5/01/19 at 2.77%
BNP Paribas, S.A.	$31,898
BNY Mellon Capital Markets LLC	108,191
Bank of America NA	245,435
Citibank NA	63,795
HSBC Securities (USA), Inc.	43,940
ING Financial Markets LLC	35,087
J.P. Morgan Securities, Inc.	237,811
Mizuho Securities USA, Inc.	76,193
Nomura Securities Internationa	124,004
Societe Generale	31,898
Societe Generale (PARIS)	95,693
Sumitomo Mitsu Bk Corp Ny (DI)	175,436
Wells Fargo Securities LLC	489,417
$1,758,798

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2019
Assets
Investment in securities, at value (including repurchase agreements of $6,549,798) — See accompanying schedule: Unaffiliated issuers (cost $42,586,302)		$42,586,302
Cash		1
Receivable for investments sold		66,260
Receivable for fund shares sold		175,514
Interest receivable		47,890
Prepaid expenses		10
Receivable from investment adviser for expense reductions		1,995
Other receivables		180
Total assets		42,878,152
Liabilities
Payable for investments purchased	$467,194
Payable for fund shares redeemed	160,415
Distributions payable	6,577
Accrued management fee	8,665
Payable for reverse repurchase agreement	51,000
Other affiliated payables	3,838
Other payables and accrued expenses	3,045
Total liabilities		700,734
Net Assets		$42,177,418
Net Assets consist of:
Paid in capital		$42,177,285
Total distributable earnings (loss)		133
Net Assets		$42,177,418
Net Asset Value and Maximum Offering Price
Fidelity Money Market Fund:
Net Asset Value, offering price and redemption price per share ($5,196,145 ÷ 5,195,860 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($36,981,273 ÷ 36,978,633 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended April 30, 2019
Investment Income
Interest (including $169 from affiliated interfund lending)		$741,479
Expenses
Management fee	$74,883
Transfer agent fees	32,011
Accounting fees and expenses	1,507
Custodian fees and expenses	273
Independent trustees' fees and expenses	123
Registration fees	3,991
Audit	48
Legal	31
Interest	141
Miscellaneous	71
Total expenses before reductions	113,079
Expense reductions	(18,237)
Total expenses after reductions		94,842
Net investment income (loss)		646,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		115
Total net realized gain (loss)		115
Net increase in net assets resulting from operations		$646,752

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2019	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$646,637	$168,185
Net realized gain (loss)	115	21
Net increase in net assets resulting from operations	646,752	168,206
Distributions to shareholders	(646,632)	–
Distributions to shareholders from net investment income	–	(168,187)
Total distributions	(646,632)	(168,187)
Share transactions - net increase (decrease)	23,471,138	9,088,029
Total increase (decrease) in net assets	23,471,258	9,088,048
Net Assets
Beginning of period	18,706,160	9,618,112
End of period	$42,177,418	$18,706,160

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Money Market Fund

Years ended April 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.020	.011	.005	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.020	.011	.005	.001	–A
Distributions from net investment income	(.020)	(.011)	(.005)	(.001)	–A
Total distributions	(.020)	(.011)	(.005)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	2.03%	1.11%	.52%	.09%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.36%	.26%
Expenses net of all reductions	.42%	.42%	.42%	.36%	.26%
Net investment income (loss)	2.06%	1.15%	.55%	.15%	.01%
Supplemental Data
Net assets, end of period (in millions)	$5,196	$3,209	$2,301	$2,126	$2,316

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Money Market Fund Premium Class

Years ended April 30,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.021	.012	.006	.002	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.021	.012	.006	.002	–B
Distributions from net investment income	(.021)	(.012)	(.006)	(.002)	–B
Total distributions	(.021)	(.012)	(.006)	(.002)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	2.16%	1.23%	.64%	.15%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.37%	.37%	.37%	.37%	.37%F
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%	.28%F
Expenses net of all reductions	.30%	.30%	.30%	.30%	.28%F
Net investment income (loss)	2.18%	1.27%	.67%	.20%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$36,981	$15,497	$7,317	$3,706	$1

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $180 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$42,586,302

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$314

The tax character of distributions paid was as follows:

	April 30, 2019	April 30, 2018
Ordinary Income	$646,632	$ 168,187

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $51,507 and the weighted average interest rate was 2.19% with payments included in the Statement of Operations as a component of interest expense.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Money Market Fund	$6,224.15
Premium Class	25,787.10
	$32,011

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annual rate of .01%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate
Lender	$16,608	2.46%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse Premium Class to the extent annual operating expenses exceeded .30% of the average net assets. This reimbursement will remain in place through August 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Premium Class' expenses by $18,227.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Money Market Fund	$5

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2019	Year ended April 30, 2018
Distributions to shareholders
Fidelity Money Market Fund	85,070	–
Premium Class	561,562	–
Total	$646,632	$–
From net investment income
Fidelity Money Market Fund	–	30,628
Premium Class	–	137,559
Total	$–	$168,187

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended April 30, 2019	Year ended April 30, 2018
Fidelity Money Market Fund
Shares sold	6,378,152	3,190,147
Reinvestment of distributions	77,567	28,266
Shares redeemed	(4,468,699)	(2,309,543)
Net increase (decrease)	1,987,020	908,870
Premium Class
Shares sold	45,986,467	18,546,933
Reinvestment of distributions	514,820	125,771
Shares redeemed	(25,017,169)	(10,493,545)
Net increase (decrease)	21,484,118	8,179,159

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Money Market Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2019, the related statement of operations for the year ended April 30, 2019, the statement of changes in net assets for each of the two years in the period ended April 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 14, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 264 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Fidelity Money Market Fund	.42%
Actual		$1,000.00	$1,011.00	$2.09
Hypothetical-C		$1,000.00	$1,022.71	$2.11
Premium Class	.30%
Actual		$1,000.00	$1,011.60	$1.50
Hypothetical-C		$1,000.00	$1,023.31	$1.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 1.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $196,604,573 of distributions paid during the period January 1, 2019 to April 30, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

SPM-ANN-0619
1.703534.121

Fidelity® Government Money Market Fund Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/19
1 - 7	54.9
8 - 30	23.7
31 - 60	6.6
61 - 90	4.6
91 - 180	9.7
> 180	0.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2019
U.S. Treasury Debt	7.5%
U.S. Government Agency Debt	44.8%
Repurchase Agreements	48.2%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

4/30/19
Capital Reserves Class	1.54%
Daily Money Class	1.79%
Advisor M Class	1.88%
Fidelity Government Money Market Fund	2.07%
Premium Class	2.17%
Class K6	2.24%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2019, the most recent period shown in the table, would have been 1.52% for Capital Reserves Class, 1.78% for Daily Money Class, 1.86% for Advisor M Class; 2.13% for Premium Class and 2.22% for Class K6.

Schedule of Investments April 30, 2019

Showing Percentage of Net Assets

U.S. Treasury Debt - 7.5%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 7.5%
U.S. Treasury Bills
5/16/19 to 10/17/19(b)	2.41 to 2.49%	$8,017,559,500	$7,960,947,021
U.S. Treasury Notes
5/15/19 to 4/30/20	2.41 to 2.53 (c)	1,208,000,000	1,209,188,078
TOTAL U.S. TREASURY DEBT
(Cost $9,170,135,099)			9,170,135,099

U.S. Government Agency Debt - 44.8%
Federal Agencies - 44.8%
Fannie Mae
7/30/19 to 10/30/20	2.48 to 2.64 (c)	1,206,800,000	1,206,786,858
Federal Farm Credit Bank
5/6/19 to 4/29/20	2.35 to 2.64 (c)(d)	377,990,000	378,001,752
Federal Home Loan Bank
5/1/19 to 3/12/21	2.35 to 2.60 (c)	51,951,630,000	51,871,648,957
Freddie Mac
5/7/19 to 5/6/20	2.37 to 2.51 (c)	1,203,664,000	1,203,657,361
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $54,660,094,928)			54,660,094,928

U.S. Government Agency Repurchase Agreement - 19.1%
	Maturity Amount	Value
In a joint trading account at:
2.76% dated 4/30/19 due 5/1/19 (Collateralized by U.S. Government Obligations) #	$58,750,499	$58,746,000
2.77% dated 4/30/19 due 5/1/19 (Collateralized by U.S. Government Obligations) #	7,164,816,770	7,164,265,000
With:
Barclays Bank PLC at:
2.44%, dated 4/24/19 due 5/1/19 (Collateralized by U.S. Government Obligations valued at $282,163,808, 3.50% - 4.00%, 10/20/48 - 1/20/49)	276,631,184	276,500,000
2.77%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Government Obligations valued at $694,673,448, 4.00% - 5.00%, 7/1/48 - 11/1/48)	681,052,399	681,000,000
BMO Capital Markets Corp. at 2.44%, dated:
4/18/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $164,262,606, 3.00% - 7.00%, 12/1/19 - 2/20/69)	161,292,596	160,900,000
4/24/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $163,277,429, 1.50% - 7.00%, 6/22/20 - 1/20/69)	160,314,489	160,000,000
BMO Harris Bank NA at:
2.43%, dated 4/18/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $164,365,381, 2.18% - 5.50%, 4/1/21 - 10/20/68)	161,391,230	161,000,000
2.44%, dated 4/18/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $164,264,889, 3.00% - 7.45%, 2/3/20 - 1/1/49)	161,292,596	160,900,000
2.45%, dated 4/29/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $162,206,574, 1.50% - 8.00%, 10/24/19 - 12/20/68)	159,324,625	159,000,000
BNP Paribas, SA at:
2.46%, dated:
3/13/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $319,189,045, 0.00% - 8.50%, 5/23/19 - 4/20/49)	312,466,365	311,000,000
3/15/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $319,468,191, 0.00% - 6.63%, 5/23/19 - 4/1/49)	312,466,365	311,000,000
4/18/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $32,845,390, 0.00% - 6.63%, 5/23/19 - 2/15/49)	32,201,173	32,000,000
4/22/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $309,053,196, 0.00% - 8.00%, 5/15/19 - 12/20/48)	303,877,937	302,000,000
2.47%, dated 2/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $323,210,992, 0.00% - 6.63%, 5/23/19 - 3/1/49)	316,003,582	314,000,000
2.48%, dated:
2/4/19 due:
5/3/19 (Collateralized by U.S. Treasury Obligations valued at $320,121,495, 0.00% - 6.63%, 6/12/19 - 3/20/49)	311,879,289	310,000,000
5/6/19 (Collateralized by U.S. Government Obligations valued at $208,493,828, 0.00% - 7.00%, 8/15/19 - 3/20/49)	204,171,958	202,900,000
2/5/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $321,896,795, 0.00% - 7.50%, 8/15/19 - 4/20/49),	313,855,266	311,900,000
CIBC Bank U.S.A. at:
2.42%, dated 4/16/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $106,186,974, 2.75% - 5.00%, 8/31/23 - 9/20/48)	104,209,733	104,000,000
2.43%, dated:
4/11/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $65,369,026, 2.38% - 5.00%, 2/29/24 - 11/1/48)	64,410,400	64,000,000
4/12/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $114,386,547, 2.75% - 5.00%, 8/31/23 - 4/1/49)	112,710,640	112,000,000
4/16/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $188,891,079, 3.38% - 5.00%, 1/20/45 - 1/1/49)	186,123,875	185,000,000
4/23/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $164,308,757, 2.00% - 4.50%, 4/30/24 - 4/1/49)	161,315,158	161,000,000
Citibank NA at:
2.51%, dated 4/30/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $61,215,707, 0.00% - 8.13%, 5/30/19 - 4/1/49)	60,029,283	60,000,000
2.52%, dated 4/30/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $370,483,961, 0.00% - 7.63%, 6/28/19 - 4/1/49)	363,177,870	363,000,000
Deutsche Bank Securities, Inc. at 2.79%, dated 4/30/19 due 5/1/19 (Collateralized by Mortgage Loan Obligations valued at $162,752,613, 3.00%, 1/15/56)	158,012,245	158,000,000
HSBC Securities, Inc. at 2.45%, dated 4/25/19 due 5/2/19 (Collateralized by U.S. Government Obligations valued at $531,636,997, 3.50% - 5.00%, 4/1/34 - 7/1/56)	521,248,199	521,000,000
ING Financial Markets LLC at:
2.46%, dated 4/24/19 due 5/1/19 (Collateralized by U.S. Government Obligations valued at $98,987,326, 4.00%, 4/1/49)	97,046,398	97,000,000
2.48%, dated 3/8/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $159,711,927, 3.00% - 4.00%, 3/1/34 - 3/1/49)	156,644,800	156,000,000
2.49%, dated:
4/10/19 due 7/9/19 (Collateralized by U.S. Government Obligations valued at $49,031,115, 4.00%, 9/1/44 - 8/1/48)	48,298,800	48,000,000
4/15/19 due 7/22/19 (Collateralized by U.S. Government Obligations valued at $49,014,183, 4.00% - 4.50%, 7/1/48)	48,325,360	48,000,000
4/18/19 due 7/22/19 (Collateralized by U.S. Government Obligations valued at $212,350,768, 3.50% - 4.50%, 11/1/45 - 11/1/48)	209,366,733	208,000,000
2.5%, dated:
2/7/19 due 5/10/19 (Collateralized by U.S. Government Obligations valued at $80,018,575, 3.00% - 4.50%, 11/1/26 - 1/1/49)	78,498,333	78,000,000
2/12/19 due 5/17/19 (Collateralized by U.S. Government Obligations valued at $161,007,426, 3.00% - 4.50%, 9/1/42 - 9/1/48)	158,024,861	157,000,000
2/22/19 due 5/31/19 (Collateralized by U.S. Government Obligations valued at $159,871,400, 3.50% - 4.50%, 9/1/46 - 7/1/56)	157,061,667	156,000,000
2.51%, dated:
3/20/19 due 6/18/19
(Collateralized by U.S. Government Obligations valued at $161,631,930, 4.00% - 4.50%, 1/1/34 - 9/1/48)	158,991,450	158,000,000
(Collateralized by U.S. Government Obligations valued at $161,631,930, 3.50% - 4.00%, 10/1/42 - 2/1/49)	158,991,450	158,000,000
(Collateralized by U.S. Government Obligations valued at $112,528,560, 3.50% - 4.00%, 2/1/49 - 5/1/58)	110,690,250	110,000,000
3/21/19 due 6/19/19 (Collateralized by U.S. Government Obligations valued at $162,643,610, 3.50% - 4.50%, 1/1/31 - 7/1/52)	159,997,725	159,000,000
3/22/19 due 6/20/19 (Collateralized by U.S. Government Obligations valued at $129,901,273, 4.00% - 5.00%, 11/1/33 - 3/1/49)	127,796,925	127,000,000
4/29/19 due 5/6/19 (Collateralized by U.S. Government Obligations valued at $86,712,090, 2.50% - 7.50%, 1/1/26 - 3/1/49)	85,041,485	85,000,000
J.P. Morgan Securities, LLC at:
2.46%, dated 4/25/19 due 5/2/19 (Collateralized by U.S. Government Obligations valued at $798,987,451, 2.50% - 7.50%, 6/1/24 - 5/1/49)	783,374,535	783,000,000
2.52%, dated 4/30/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $246,857,279, 3.50% - 5.00%, 8/1/21 - 3/1/49)	242,118,580	242,000,000
Merrill Lynch, Pierce, Fenner & Smith at 2.42%, dated 4/3/19 due 5/3/19 (Collateralized by U.S. Government Obligations valued at $651,882,684, 2.59% - 5.00%, 2/1/26 - 3/1/49)	639,186,432	637,900,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2.45%, dated:
4/8/19 due 6/7/19 (Collateralized by U.S. Government Obligations valued at $181,844,192, 0.00% - 6.49%, 11/1/25 - 5/1/49)	178,726,833	178,000,000
4/9/19 due:
6/10/19 (Collateralized by U.S. Government Obligations valued at $81,722,173, 3.00% - 5.00%, 2/1/24 - 4/1/49)	80,337,556	80,000,000
6/11/19 (Collateralized by U.S. Government Obligations valued at $278,876,917, 0.00% - 4.95%, 6/1/24 - 5/1/49)	274,170,488	273,000,000
4/11/19 due 6/12/19 (Collateralized by U.S. Government Obligations valued at $229,812,375, 2.45% - 5.00%, 11/1/23 - 4/1/49)	225,949,375	225,000,000
2.46%, dated:
4/17/19 due:
6/17/19 (Collateralized by U.S. Government Obligations valued at $81,678,064, 2.19% - 4.70%, 12/1/23 - 7/1/48)	80,333,467	80,000,000
6/18/19 (Collateralized by U.S. Government Obligations valued at $164,377,104, 2.83% - 5.61%, 5/1/21 - 12/1/48)	161,682,103	161,000,000
4/18/19 due 6/19/19 (Collateralized by U.S. Government Obligations valued at $212,348,469, 2.17% - 5.45%, 11/1/24 - 3/1/49)	208,881,227	208,000,000
4/22/19 due 6/21/19 (Collateralized by U.S. Government Obligations valued at $164,320,995, 2.50% - 5.72%, 1/1/24 - 4/1/49)	161,660,100	161,000,000
2.47%, dated 4/30/19 due 6/28/19 (Collateralized by U.S. Government Obligations valued at $211,154,487, 2.35% - 4.55%, 3/1/29 - 8/1/56)	207,837,948	207,000,000
Morgan Stanley & Co., LLC at 2.76%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $503,918,637, 0.00% - 6.38%, 7/18/19 - 2/15/39)	494,037,873	494,000,000
MUFG Securities (Canada), Ltd. at 2.75%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $78,546,009, 2.63% - 2.88%, 11/30/23 - 12/31/23)	77,005,882	77,000,000
Nomura Securities International, Inc. at 2.51%, dated 4/29/19 due 5/6/19 (Collateralized by U.S. Government Obligations valued at $357,266,860, 0.00% - 9.00%, 1/17/20 - 4/20/49)	350,170,819	350,000,000
RBC Capital Markets Corp. at 2.46%, dated 3/13/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $804,941,724, 0.00% - 8.50%, 6/3/19 - 10/20/68)	784,155,052	780,900,000
RBC Dominion Securities at:
2.44%, dated:
4/17/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $246,185,528, 0.13% - 4.50%, 7/15/19 - 2/15/48)	240,488,000	240,000,000
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $494,056,755, 0.00% - 4.50%, 6/20/19 - 1/20/49)	484,783,727	483,800,000
4/24/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $326,643,008, 0.00% - 5.50%, 9/30/19 - 10/20/48)	320,737,422	320,000,000
4/25/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $156,123,758, 0.63% - 5.00%, 1/31/21 - 4/1/49)	153,352,580	153,000,000
2.45%, dated 4/26/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $312,124,729, 0.00% - 5.50%, 5/16/19 - 11/1/48)	306,607,819	305,900,000
RBC Financial Group at:
2.44%, dated:
4/15/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $205,158,414, 2.50% - 7.00%, 12/1/26 - 6/1/51)	202,098,257	200,900,000
4/22/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $942,952,851, 3.00% - 5.00%, 9/1/46 - 2/1/49)	927,657,193	923,900,000
4/24/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $147,048,762, 2.17% - 6.00%, 12/1/26 - 6/1/51)	144,595,360	144,000,000
2.45%, dated 4/29/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $312,313,117, 2.49% - 6.97%, 7/1/23 - 6/1/51)	306,624,750	306,000,000
2.46%, dated 4/30/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $310,232,386, 2.32% - 6.50%, 4/1/21 - 6/1/51)	304,623,200	304,000,000
Sumitomo Mitsui Trust Bank Ltd. at 2.52%, dated:
4/16/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $146,241,214, 2.00% - 3.50%, 1/15/21 - 1/1/48)	143,280,280	143,000,000
4/23/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $105,270,270, 2.00% - 3.50%, 1/15/21 - 2/1/47)	103,201,880	103,000,000
TD Securities (U.S.A.) at 2.77%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Government Obligations valued at $197,895,227, 4.00% - 5.00%, 5/1/47 - 9/1/48)	194,014,927	194,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $23,309,411,000)		23,309,411,000

U.S. Treasury Repurchase Agreement - 29.1%
With:
Barclays Bank PLC at:
2.41%, dated:
4/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $296,074,140, 1.38% - 2.00%, 4/30/21 - 6/30/24)	290,501,623	289,900,000
4/15/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $148,058,434, 2.00% - 2.50%, 3/31/23 - 8/15/25)	145,291,208	145,000,000
2.75%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $3,577,268,211, 0.00% - 8.13%, 5/2/19 - 8/15/45)	3,500,267,361	3,500,000,000
BMO Harris Bank NA at:
2.42%, dated 4/24/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $73,753,926, 0.00%, 7/12/19)	72,275,880	72,000,000
2.43%, dated:
4/16/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $148,056,228, 1.13% - 2.88%, 6/30/20 - 11/15/46)	145,711,802	144,900,000
4/18/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $238,968,190, 2.88% - 3.88%, 8/15/40 - 5/15/48)	232,620,050	231,900,000
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $149,057,887, 2.63%, 8/15/20)	146,226,665	146,000,000
2.44%, dated:
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $89,629,019, 2.50% - 3.00%, 2/15/46 - 2/15/47)	87,495,320	87,000,000
4/29/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $294,791,211, 2.13% - 2.63%, 8/15/20 - 2/29/24)	288,448,960	288,000,000
BNP Paribas, SA at:
2.43%, dated:
4/16/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $295,078,503, 0.00% - 2.63%, 8/29/19 - 2/15/45)	290,209,465	289,000,000
4/17/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $443,098,404, 1.13% - 5.25%, 9/30/19 - 11/15/28)	435,816,290	434,000,000
4/18/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $221,670,835, 0.00% - 8.75%, 5/23/19 - 8/15/45)	217,908,145	217,000,000
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $325,577,670, 1.13% - 2.50%, 7/31/19 - 11/15/26)	320,291,950	319,000,000
2.44%, dated:
4/15/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $591,247,786, 0.00% - 7.25%, 5/23/19 - 2/15/46)	582,571,143	579,000,000
4/16/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $295,095,486, 1.44% - 7.63%, 1/31/20 - 8/15/40)	290,782,488	289,000,000
4/17/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $488,639,987, 0.00% - 7.13%, 5/23/19 - 2/15/47)	480,948,198	478,000,000
4/18/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $221,759,642, 1.13% - 7.25%, 7/31/20 - 2/15/45)	218,338,408	217,000,000
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $344,160,733, 1.38% - 6.75%, 7/31/20 - 5/15/48)	337,971,757	335,900,000
4/26/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $293,859,586, 1.13% - 2.63%, 4/30/20 - 9/30/21)	289,171,200	288,000,000
4/29/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $146,904,346, 1.13% - 3.00%, 7/31/19 - 11/15/45)	144,585,600	144,000,000
2.45%, dated:
3/4/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $186,688,729, 0.00% - 6.00%, 5/23/19 - 11/15/48)	182,730,781	182,000,000
3/5/19 due 5/6/19 (Collateralized by U.S. Treasury Obligations valued at $234,018,360, 1.38% - 7.13%, 12/15/19 - 5/15/47)	228,861,611	227,900,000
3/11/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $492,470,797, 1.18% - 7.63%, 10/31/19 - 11/15/48)	482,088,211	479,900,000
3/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $288,752,564, 1.38% - 6.00%, 12/31/19 - 11/15/48)	283,324,225	282,000,000
3/14/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $172,943,203, 0.00% - 7.63%, 5/23/19 - 2/15/45)	169,793,596	169,000,000
3/15/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $288,726,547, 1.25% - 6.75%, 7/31/20 - 11/15/48)	282,319,529	281,000,000
3/18/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $288,577,158, 0.00% - 7.63%, 8/29/19 - 2/15/48)	283,285,842	282,000,000
4/25/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $220,916,344, 0.88% - 6.25%, 9/15/19 - 2/15/46)	217,323,000	216,000,000
4/26/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $439,911,795, 0.00% - 6.00%, 5/23/19 - 2/15/46)	433,639,875	431,000,000
4/29/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $146,900,071, 0.00% - 2.75%, 5/23/19 - 2/15/45)	144,891,800	144,000,000
2.46%, dated:
2/6/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $291,342,879, 1.38% - 6.00%, 7/31/20 - 8/15/47)	285,804,820	284,000,000
2/7/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $524,426,084, 0.00% - 7.63%, 5/23/19 - 8/15/46)	514,216,593	510,900,000
2/8/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $496,399,157, 1.18% - 7.63%, 10/31/19 - 11/15/48)	485,128,983	482,000,000
2/11/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $292,000,083, 0.00% - 4.38%, 5/23/19 - 2/15/48)	285,804,820	284,000,000
2.47%, dated:
2/1/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $288,211,925, 1.13% - 7.63%, 10/31/19 - 2/15/45)	281,709,789	280,000,000
2/5/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $217,831,809, 1.50% - 7.13%, 2/29/20 - 2/15/45)	213,338,191	212,000,000
2/6/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $291,549,409, 1.13% - 6.75%, 10/31/19 - 2/15/46)	285,792,671	284,000,000
CIBC Bank U.S.A. at:
2.42%, dated:
4/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $59,813,762, 2.50% - 6.25%, 8/31/23 - 5/15/48)	58,347,001	58,000,000
4/15/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $148,271,665, 2.13% - 4.25%, 12/31/22 - 11/15/46)	145,857,756	145,000,000
2.43%, dated:
4/10/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $208,543,308, 2.00% - 3.13%, 1/15/22 - 2/15/48)	204,246,928	203,000,000
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $267,492,324, 2.00% - 3.38%, 5/15/21 - 8/15/48)	262,530,550	262,000,000
2.44%, dated 4/30/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $146,826,340, 2.00% - 3.38%, 12/31/20 - 11/15/48)	144,660,751	143,900,000
Commerz Markets LLC at:
2.48%, dated:
4/24/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $311,539,714, 1.25% - 3.13%, 4/30/20 - 2/15/48)	305,147,078	305,000,000
4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $311,503,619, 1.25% - 3.00%, 4/30/20 - 8/15/46)	305,147,078	305,000,000
2.77%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,832,227,113, 1.38% - 4.63%, 4/30/20 - 11/15/48)	1,794,138,038	1,794,000,000
Credit AG at:
2.44%, dated 4/26/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $143,868,753, 2.13%, 6/30/21)	141,305,813	141,000,000
2.45%, dated 4/24/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $345,944,816, 0.00% - 2.63%, 9/5/19 - 1/31/23)	339,161,496	339,000,000
2.48%, dated:
4/29/19 due 5/6/19 (Collateralized by U.S. Treasury Obligations valued at $146,900,274, 2.25%, 8/15/27)	144,069,440	144,000,000
4/30/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $145,870,119, 2.13% - 2.25%, 6/30/21 - 8/15/27)	143,068,958	143,000,000
Deutsche Bank AG, New York at 2.78%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $689,902,216, 2.25% - 3.00%, 1/31/24 - 5/15/47)	673,051,971	673,000,000
Deutsche Bank Securities, Inc. at 2.47%, dated:
4/24/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $311,249,442, 0.00% - 3.00%, 5/23/19 - 10/31/25)	305,146,485	305,000,000
4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $622,931,574, 0.00% - 3.13%, 6/25/19 - 11/15/41)	610,292,969	610,000,000
Fixed Income Clearing Corp. - BNYM at 2.75%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $3,205,860,081, 1.63% - 2.88%, 5/31/20 - 2/15/28)	3,143,240,090	3,143,000,000
HSBC Securities, Inc. at:
2.44%, dated 4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $435,717,189, 1.13% - 3.63%, 6/30/19 - 11/30/24)	427,202,588	427,000,000
2.76%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $169,333,607, 2.88%, 10/31/23)	166,012,727	166,000,000
ING Financial Markets LLC at:
2.74%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $268,487,342, 1.50% - 2.25%, 12/31/23 - 8/15/26)	263,020,017	263,000,000
2.76%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $24,499,805, 1.38%, 1/15/20)	24,001,840	24,000,000
J.P. Morgan Securities, LLC at 2.75%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $99,967,715, 0.00% - 2.88%, 5/23/19 - 10/15/21)	98,007,486	98,000,000
Lloyds Bank PLC at:
2.45%, dated:
4/10/19 due 5/10/19 (Collateralized by U.S. Treasury Obligations valued at $59,247,372, 6.13% - 6.75%, 8/15/26 - 11/15/27)	58,118,417	58,000,000
4/24/19 due 5/24/19 (Collateralized by U.S. Treasury Obligations valued at $73,467,335, 6.00%, 2/15/26)	72,147,000	72,000,000
2.46%, dated 4/24/19 due 6/24/19 (Collateralized by U.S. Treasury Obligations valued at $147,917,794, 3.00%, 9/30/25)	145,604,408	145,000,000
2.51%, dated 3/7/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $213,995,887, 1.88% - 2.50%, 12/15/20 - 5/15/24)	209,888,889	209,000,000
Mizuho Securities U.S.A., Inc. at 2.74%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,468,821,435, 2.25%, 3/31/21)	1,440,109,600	1,440,000,000
MUFG Securities (Canada), Ltd. at:
2.43%, dated 4/3/19 due 5/31/19 (Collateralized by U.S. Treasury Obligations valued at $104,236,661, 2.25% - 2.63%, 7/31/21 - 6/30/23)	102,399,330	102,000,000
2.44%, dated 4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $176,531,797, 2.63% - 2.88%, 9/30/23 - 12/31/23)	173,082,079	173,000,000
2.48%, dated:
4/29/19 due 5/6/19 (Collateralized by U.S. Treasury Obligations valued at $220,350,420, 2.25% - 2.88%, 7/31/21 - 11/30/23)	216,104,160	216,000,000
4/30/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $145,870,133, 1.75% - 2.88%, 12/31/20 - 8/15/28)	143,068,958	143,000,000
MUFG Securities EMEA PLC at:
2.42%, dated:
4/16/19 due 5/7/19
(Collateralized by U.S. Treasury Obligations valued at $214,337,028, 2.75%, 2/15/24)	210,409,383	210,000,000
(Collateralized by U.S. Treasury Obligations valued at $109,209,439, 1.38% - 2.13%, 6/30/23 - 2/15/26)	107,251,747	107,000,000
4/17/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $77,554,004, 1.63% - 2.75%, 12/31/23 - 2/15/26)	76,153,267	76,000,000
2.43%, dated:
4/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $148,035,126, 2.75%, 2/15/24)	145,322,988	145,000,000
4/24/19 due 5/7/19
(Collateralized by U.S. Treasury Obligations valued at $76,511,011, 1.63%, 8/15/22 - 2/15/26)	75,217,688	75,000,000
(Collateralized by U.S. Treasury Obligations valued at $97,929,831, 1.50% - 2.88%, 8/31/24 - 8/15/26)	96,149,040	96,000,000
4/26/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $62,219,396, 1.63%, 11/15/22)	61,098,820	61,000,000
Natixis SA at:
2.42%, dated:
4/2/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $529,603,122, 0.00% - 6.13%, 6/6/19 - 2/15/48)	520,158,909	518,000,000
4/9/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $355,542,480, 0.00% - 8.50%, 6/6/19 - 5/15/48)	349,380,207	348,000,000
4/11/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $296,265,594, 0.00% - 8.75%, 8/15/19 - 5/15/46)	291,169,667	290,000,000
2.43%, dated 4/25/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $441,737,046, 0.00% - 7.63%, 6/20/19 - 5/15/47)	435,062,336	432,900,000
2.44%, dated 4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $149,016,244, 0.00% - 6.50%, 6/6/19 - 2/15/46)	146,900,496	146,000,000
2.45%, dated 4/29/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $146,916,180, 0.00% - 6.13%, 6/20/19 - 8/15/47)	144,343,000	144,000,000
Nomura Securities International, Inc. at 2.49%, dated 4/29/19 due 5/6/19 (Collateralized by U.S. Treasury Obligations valued at $2,352,991,013, 0.00% - 8.75%, 5/9/19 - 2/15/49)	2,304,115,036	2,303,000,000
Norinchukin Bank at:
2.5%, dated:
4/16/19 due 7/17/19 (Collateralized by U.S. Treasury Obligations valued at $59,224,339, 1.50%, 8/15/26)	58,370,556	58,000,000
4/17/19 due 7/19/19 (Collateralized by U.S. Treasury Obligations valued at $148,046,157, 2.00%, 11/15/26)	145,936,458	145,000,000
2.54%, dated:
2/14/19 due 5/17/19 (Collateralized by U.S. Treasury Obligations valued at $76,913,931, 1.50%, 8/15/26)	75,486,833	75,000,000
2/19/19 due 5/20/19 (Collateralized by U.S. Treasury Obligations valued at $159,917,482, 2.00%, 11/15/26)	156,990,600	156,000,000
2/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $226,409,299, 3.63%, 2/15/20)	222,496,907	221,000,000
3/4/19 due 6/5/19 (Collateralized by U.S. Treasury Obligations valued at $145,434,374, 1.50% - 2.00%, 8/15/26 - 11/15/26)	142,931,757	142,000,000
3/18/19 due 6/18/19 (Collateralized by U.S. Treasury Obligations valued at $72,642,595, 1.50%, 8/15/26)	71,460,869	71,000,000
3/19/19 due 6/19/19 (Collateralized by U.S. Treasury Obligations valued at $72,637,893, 1.50%, 8/15/26)	71,460,869	71,000,000
3/22/19 due 6/24/19 (Collateralized by U.S. Treasury Obligations valued at $146,272,562, 2.00%, 11/15/26)	143,948,408	143,000,000
RBC Dominion Securities at:
2.43%, dated:
4/9/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $163,501,477, 0.00% - 4.50%, 6/20/19 - 2/15/48)	160,248,400	160,000,000
4/18/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $399,260,272, 1.13% - 3.00%, 11/30/19 - 2/15/49)	391,844,560	391,000,000
4/23/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $295,018,407, 1.38% - 4.50%, 3/31/20 - 2/15/49)	289,585,225	289,000,000
4/24/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $220,472,818, 0.00% - 4.50%, 10/10/19 - 11/15/48)	216,437,400	216,000,000
2.46%, dated 3/20/19 due 5/7/19
(Collateralized by U.S. Treasury Obligations valued at $114,568,697, 0.00% - 4.50%, 8/29/19 - 2/15/49)	112,466,853	112,000,000
(Collateralized by U.S. Treasury Obligations valued at $114,568,193, 1.13% - 3.00%, 1/31/21 - 5/15/46)	112,443,893	112,000,000
RBC Financial Group at 2.43%, dated:
4/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $149,120,756, 3.38% - 8.50%, 2/15/20 - 11/15/48)	145,880,875	145,000,000
4/16/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $148,049,814, 2.00% - 3.38%, 11/15/19 - 6/30/24)	145,880,875	145,000,000
RBS Securities, Inc. at 2.46%, dated 4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $627,654,469, 2.00% - 4.25%, 8/31/20 - 11/15/43)	612,893,027	612,600,000
SMBC Nikko Securities America, Inc. at 2.75%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $285,517,311, 1.13% - 2.88%, 10/31/20 - 6/30/24)	280,021,389	280,000,000
Societe Generale at:
2.44%, dated 4/3/19 due 5/3/19 (Collateralized by U.S. Treasury Obligations valued at $402,831,198, 0.00% - 8.75%, 5/31/19 - 8/15/47)	392,797,067	392,000,000
2.47%, dated:
3/8/19 due 5/8/19 (Collateralized by U.S. Treasury Obligations valued at $283,677,567, 1.38% - 8.13%, 8/15/19 - 8/15/44)	278,159,322	277,000,000
3/11/19 due 5/10/19 (Collateralized by U.S. Treasury Obligations valued at $142,626,456, 0.00% - 7.50%, 5/15/19 - 8/15/45)	139,572,217	139,000,000
3/12/19 due 5/13/19 (Collateralized by U.S. Treasury Obligations valued at $433,763,275, 0.00% - 7.50%, 6/11/19 - 5/15/47)	423,795,141	422,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $35,502,700,000)		35,502,700,000
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $122,642,341,027)		122,642,341,027
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(568,100,522)
NET ASSETS - 100%		$122,074,240,505

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $97,718,276 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $98,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$58,746,000 due 5/01/19 at 2.76%
J.P. Morgan Securities, Inc.	$522,037
Mizuho Securities USA, Inc.	48,277,652
Wells Fargo Securities LLC	9,946,311
$58,746,000
$7,164,265,000 due 5/01/19 at 2.77%
BNP Paribas, S.A.	129,930,875
BNY Mellon Capital Markets LLC	440,704,506
Bank of America NA	999,751,393
Citibank NA	259,861,751
HSBC Securities (USA), Inc.	178,982,982
ING Financial Markets LLC	142,924,200
J.P. Morgan Securities, Inc.	968,701,387
Mizuho Securities USA, Inc.	310,364,792
Nomura Securities Internationa	505,115,164
Societe Generale	129,930,875
Societe Generale (PARIS)	389,792,626
Sumitomo Mitsu Bk Corp Ny (DI)	714,619,984
Wells Fargo Securities LLC	1,993,584,465
$7,164,265,000

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019
Assets
Investment in securities, at value (including repurchase agreements of $58,812,111,000) — See accompanying schedule: Unaffiliated issuers (cost $122,642,341,027)		$122,642,341,027
Cash		1,437,793
Receivable for fund shares sold		2,455,950,837
Interest receivable		129,031,269
Prepaid expenses		50,728
Receivable from investment adviser for expense reductions		342,842
Other receivables		569,097
Total assets		125,229,723,593
Liabilities
Payable for investments purchased	$1,302,007,670
Payable for fund shares redeemed	1,683,539,930
Distributions payable	22,622,844
Accrued management fee	25,649,884
Distribution and service plan fees payable	4,031,938
Payable for reverse repurchase agreement	98,000,000
Other affiliated payables	16,578,502
Other payables and accrued expenses	3,052,320
Total liabilities		3,155,483,088
Net Assets		$122,074,240,505
Net Assets consist of:
Paid in capital		$122,074,240,505
Net Assets		$122,074,240,505
Net Asset Value and Maximum Offering Price
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($6,491,628,999 ÷ 6,489,635,498 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($6,038,319,841 ÷ 6,036,675,954 shares)		$1.00
Advisor M Class:
Net Asset Value, offering price and redemption price per share ($50,629,893 ÷ 50,629,884 shares)		$1.00
Fidelity Government Money Market Fund:
Net Asset Value, offering price and redemption price per share ($104,973,597,900 ÷ 104,970,245,948 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($4,115,468,423 ÷ 4,114,380,577 shares)		$1.00
Class K6:
Net Asset Value, offering price and redemption price per share ($404,595,449 ÷ 404,589,104 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2019
Investment Income
Interest		$2,504,921,571
Expenses
Management fee	$282,811,826
Transfer agent fees	182,234,608
Distribution and service plan fees	53,462,551
Accounting fees and expenses	3,108,456
Custodian fees and expenses	514,100
Independent trustees' fees and expenses	502,937
Registration fees	9,077,816
Audit	57,672
Legal	148,010
Interest	1,610,432
Miscellaneous	408,126
Total expenses before reductions	533,936,534
Expense reductions	(3,189,653)
Total expenses after reductions		530,746,881
Net investment income (loss)		1,974,174,690
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		397,770
Total net realized gain (loss)		397,770
Net increase in net assets resulting from operations		$1,974,572,460

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2019	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,974,174,690	$705,024,922
Net realized gain (loss)	397,770	102,888
Net increase in net assets resulting from operations	1,974,572,460	705,127,810
Distributions to shareholders	(1,974,138,272)	–
Distributions to shareholders from net investment income	–	(705,043,329)
Total distributions	(1,974,138,272)	(705,043,329)
Share transactions - net increase (decrease)	17,585,365,642	19,989,963,825
Total increase (decrease) in net assets	17,585,799,830	19,990,048,306
Net Assets
Beginning of period	104,488,440,675	84,498,392,369
End of period	$122,074,240,505	$104,488,440,675
Other Information
Distributions in excess of net investment income end of period		$(54,825)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Money Market Fund Capital Reserves Class

Years ended April 30,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.012	.003	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.012	.003	–B	–B	–B
Distributions from net investment income	(.012)	(.003)	–B	–B	–B
Total distributions	(.012)	(.003)	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	1.26%	.27%	.01%	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.96%	.96%	.97%	.99%	.99%F
Expenses net of fee waivers, if any	.95%	.93%	.53%	.32%	.13%F
Expenses net of all reductions	.95%	.93%	.53%	.32%	.13%F
Net investment income (loss)	1.26%	.26%	.02%	.01%	.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$6,491,629	$8,466,153	$10,328,334	$10,396,942	$15,827

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Daily Money Class

Years ended April 30,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.015	.005	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.015	.005	–B	–B	–B
Distributions from net investment income	(.015)	(.005)	–B	–B	–B
Total distributions	(.015)	(.005)	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	1.51%	.50%	.02%	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.71%	.71%	.72%	.74%	.74%F
Expenses net of fee waivers, if any	.70%	.70%	.52%	.32%	.13%F
Expenses net of all reductions	.70%	.70%	.52%	.32%	.13%F
Net investment income (loss)	1.51%	.49%	.03%	.01%	.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$6,038,320	$6,913,180	$8,145,306	$8,838,747	$8,449

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Advisor M Class

Years ended April 30,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.015	.005
Net realized and unrealized gain (loss) B	–	–
Total from investment operations	.015	.005
Distributions from net investment income	(.015)	(.005)
Total distributions	(.015)	(.005)
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	1.52%	.48%
Ratios to Average Net AssetsE
Expenses before reductions	.71%	.72%F
Expenses net of fee waivers, if any	.70%	.70%F
Expenses net of all reductions	.69%	.69%F
Net investment income (loss)	1.53%	.71%F
Supplemental Data
Net assets, end of period (000 omitted)	$50,630	$29,889

 A For the period July 6, 2017 (commencement of sale of shares) to April 30, 2018.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund

Years ended April 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.018	.008	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.018	.008	.001	–A	–A
Distributions from net investment income	(.018)	(.008)	(.001)	–A	–A
Total distributions	(.018)	(.008)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.79%	.78%	.12%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.26%	.11%
Expenses net of all reductions	.42%	.42%	.42%	.26%	.11%
Net investment income (loss)	1.79%	.81%	.14%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$104,973,598	$86,131,220	$63,580,065	$31,943,681	$16,461,419

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Premium Class

Years ended April 30,	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.019	.009	.002	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.019	.009	.002	–B	–B
Distributions from net investment income	(.019)	(.009)	(.002)	–B	–B
Total distributions	(.019)	(.009)	(.002)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	1.90%	.89%	.22%	.03%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.36%	.36%	.37%	.38%	.37%F
Expenses net of fee waivers, if any	.32%	.32%	.32%	.29%	.14%F
Expenses net of all reductions	.32%	.32%	.32%	.29%	.14%F
Net investment income (loss)	1.89%	.89%	.24%	.07%	.02%F
Supplemental Data
Net assets, end of period (000 omitted)	$4,115,468	$2,901,645	$2,444,687	$2,031,894	$486

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Money Market Fund Class K6

Years ended April 30,	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.019	.003
Net realized and unrealized gain (loss)B	–	–
Total from investment operations	.019	.003
Distributions from net investment income	(.019)	(.003)
Total distributions	(.019)	(.003)
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	1.97%	.34%
Ratios to Average Net AssetsE
Expenses before reductions	.27%	.27%F
Expenses net of fee waivers, if any	.25%	.25%F
Expenses net of all reductions	.25%	.25%F
Net investment income (loss)	1.96%	1.47%F
Supplemental Data
Net assets, end of period (000 omitted)	$404,595	$46,354

 A For the period January 24, 2018 (commencement of sale of shares) to April 30, 2018.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2019

1. Organization.

Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves Class, Daily Money Class, Advisor M Class, Fidelity Government Money Market Fund, Premium Class and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $569,097 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$122,642,341,027

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$570,017

The tax character of distributions paid was as follows:

	April 30, 2019	April 30, 2018
Ordinary Income	$1,974,138,272	$ 705,043,329

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $121,899,013 and the weighted average interest rate was 1.99% with payments included in the Statement of Operations as a component of interest expense.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$37,083,666	$4,173,669
Daily Money Class	-%	.25%	16,279,153	1,465,021
Advisor M Class	-%	.25%	99,732	2,161
			$53,462,551	$5,640,851

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges. In addition, FDC receives deferred sales charges for Advisor M Class shares purchased by exchange from Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Daily Money Class	$10,995
Advisor M Class	$160

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class and Class K6 which pays .10% and .01% of class-level average net assets, respectively.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Capital Reserves Class	$14,833,466.20
Daily Money Class	13,023,322.20
Advisor M Class	79,786.20
Fidelity Government Money Market Fund	150,800,562.16
Premium Class	3,477,815.10
Class K6	19,657.01
	$182,234,608

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annual rate of .00%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Capital Reserves Class	.95%	$853,959
Daily Money Class	.70%	763,115
Advisor M Class	.70%	5,047
Premium Class	.32%	1,462,098
Class K6	.25%	43,878
		$3,128,097

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $47,442. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Daily Money Class	7,723
Advisor M Class	6,381
Class K6	10
$14,114

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2019	Year ended April 30, 2018(a)
Distributions to shareholders
Capital Reserves Class	$91,874,265	$–
Daily Money Class	97,398,383	–
Advisor M Class	626,030	–
Fidelity Government Money Market Fund	1,713,973,458	–
Premium Class	66,197,174	–
Class K6	4,068,962	–
Total	$1,974,138,272	$–
From net investment income
Capital Reserves Class	$–	$24,366,458
Daily Money Class	–	37,205,910
Advisor M Class	–	83,680
Fidelity Government Money Market Fund	–	619,436,340
Premium Class	–	23,910,090
Class K6	–	40,851
Total	$–	$705,043,329

 (a) Amounts for Advisor M Class are for the period July 6, 2017 (commencement of sale of shares) to April 30, 2018 and for Class K6 are for the period January 24, 2018 (commencement of sale of shares) to April 30, 2018.

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended April 30, 2019	Year ended April 30, 2018(a)
Capital Reserves Class
Shares sold	34,036,473,998	36,580,270,205
Reinvestment of distributions	56,430,056	15,484,114
Shares redeemed	(36,066,803,771)	(38,457,527,148)
Net increase (decrease)	(1,973,899,717)	(1,861,772,829)
Daily Money Class
Shares sold	24,000,323,722	26,262,228,228
Reinvestment of distributions	69,418,267	26,284,669
Shares redeemed	(24,944,431,256)	(27,520,561,309)
Net increase (decrease)	(874,689,267)	(1,232,048,412)
Advisor M Class
Shares sold	108,369,251	83,767,381
Reinvestment of distributions	599,065	77,974
Shares redeemed	(88,227,180)	(53,956,607)
Net increase (decrease)	20,741,136	29,888,748
Fidelity Government Money Market Fund
Shares sold	365,712,133,762	284,785,710,724
Issued in exchange for the shares of Retirement Government Money Market Portfolio	–	2,486,763,160
Issued in exchange for the shares of Retirement Government Money Market II Portfolio	–	8,623,538,894
Reinvestment of distributions	1,557,490,330	566,170,653
Shares redeemed	(348,428,129,546)	(273,911,398,077)
Net increase (decrease)	18,841,494,546	22,550,785,354
Premium Class
Shares sold	3,529,451,047	2,170,687,512
Reinvestment of distributions	63,438,128	23,320,887
Shares redeemed	(2,379,405,678)	(1,737,251,092)
Net increase (decrease)	1,213,483,497	456,757,307
Class K6
Shares sold	473,757,227	50,660,509
Reinvestment of distributions	4,067,608	40,812
Shares redeemed	(119,589,388)	(4,347,664)
Net increase (decrease)	358,235,447	46,353,657

 (a) Share transactions for Advisor M Class are for the period July 6, 2017 (commencement of sale of shares) to April 30, 2018 and for Class K6 are for the period January 24, 2018 (commencement of sale of shares) to April 30, 2018.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Prior Fiscal Year Merger Information.

On September 22, 2017, the Fund acquired all of the assets and assumed all of the liabilities of Retirement Government Money Market Portfolio and Retirement Government Money Market II Portfolio ("Target Funds") pursuant to Agreements and Plans of Reorganization approved by the Board of Trustees ("The Board"). The acquisitions were accomplished by an exchange of 2,486,763,160 shares of Retirement Government Money Market Portfolio and 8,623,538,894 shares of Retirement Government Money Market II Portfolio (valued at $1.00 per share, respectively) for shares of the Fidelity Government Money Market Fund class of the Fund on the acquisition date. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Retirement Government Money Market Portfolio's net assets of $2,487,291,470 including securities of $2,487,829,410 and Retirement Government Money Market II Portfolio's net assets of $8,624,995,036 including securities of $8,625,662,170 were combined with the Fund's net assets of $88,607,499,007 for total net assets after the acquisition of $99,719,785,513.

Pro forma results of operations of the combined entity for the entire period ended April 30, 2018, as though the acquisitions had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$702,155,990
Total net realized gain (loss)	97,038
Total change in net unrealized appreciation (depreciation)	-
Net increase (decrease) in net assets resulting from operations	$702,253,028

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that has been included in the Fund's accompanying Statement of Operations since September 22, 2017.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Government Money Market Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2019, the related statement of operations for the year ended April 30, 2019, the statement of changes in net assets for each of the two years in the period ended April 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 14, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 264 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Capital Reserves Class	.95%
Actual		$1,000.00	$1,007.30	$4.73
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Daily Money Class	.70%
Actual		$1,000.00	$1,008.60	$3.49
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Advisor M Class	.70%
Actual		$1,000.00	$1,008.60	$3.49
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Fidelity Government Money Market Fund	.42%
Actual		$1,000.00	$1,009.90	$2.09
Hypothetical-C		$1,000.00	$1,022.71	$2.11
Premium Class	.32%
Actual		$1,000.00	$1,010.50	$1.60
Hypothetical-C		$1,000.00	$1,023.21	$1.61
Class K6	.25%
Actual		$1,000.00	$1,010.80	$1.25
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 52.52% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $687,084,747 of distributions paid during the period January 1, 2019 to April 30, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

SPU-ANN-0619
1.703529.121

Fidelity Flex℠ Funds Fidelity Flex℠ Government Money Market Fund Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of April 30, 2019

Days	% of fund's investments 4/30/19
1 - 7	89.6
8 - 30	4.5
61 - 90	1.4
91 - 180	4.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2019
U.S. Treasury Debt	4.0%
U.S. Government Agency Debt	9.5%
Repurchase Agreements	86.4%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yields

4/30/19
Fidelity Flex℠ Government Money Market Fund	2.50%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments April 30, 2019

Showing Percentage of Net Assets

U.S. Treasury Debt - 4.0%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 4.0%
U.S. Treasury Bills
7/18/19 to 10/17/19	2.40 to 2.43%	$600,000	$594,364
U.S. Treasury Notes
5/15/19 to 9/30/19	2.45 to 2.53	300,000	299,091
TOTAL U.S. TREASURY DEBT
(Cost $893,455)			893,455

U.S. Government Agency Debt - 9.5%
Federal Agencies - 9.5%
Fannie Mae
7/30/19	2.60 (b)(c)	180,000	180,018
Federal Farm Credit Bank
5/6/19	2.38 (b)(c)	10,000	10,000
Federal Home Loan Bank
5/20/19 to 2/21/20	2.43 to 2.57 (b)	1,600,000	1,597,870
Freddie Mac
10/2/19	2.50	300,000	298,388
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,086,276)			2,086,276

U.S. Government Agency Repurchase Agreement - 56.9%
	Maturity Amount	Value
In a joint trading account at 2.77% dated 4/30/19 due 5/1/19 (Collateralized by U.S. Government Obligations) #	$734,057	$734,000
With:
Barclays Bank PLC at:
2.44%, dated 4/24/19 due 5/1/19 (Collateralized by U.S. Government Obligations valued at $510,242, 4.00%, 10/20/48)	500,237	500,000
2.77%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Government Obligations valued at $1,020,079, 4.00%, 10/20/48)	1,000,077	1,000,000
BMO Capital Markets Corp. at 2.44%, dated:
4/18/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $102,090, 3.00% - 5.50%, 2/1/27 - 4/1/49)	100,244	100,000
4/24/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $102,049, 3.00% - 4.66%, 2/1/29 - 4/1/49)	100,197	100,000
BMO Harris Bank NA at:
2.44%, dated 4/18/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $110,865, 3.00% - 4.48%, 3/1/27 - 7/1/47)	100,244	100,000
2.45%, dated 4/29/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,154, 0.00% - 4.50%, 2/27/20 - 10/1/48)	100,204	100,000
BNP Paribas, SA at:
2.46%, dated:
3/13/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $102,354, 0.00% - 6.50%, 5/23/19 - 2/15/49)	100,472	100,000
4/18/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $102,153, 0.00% - 6.63%, 5/2/19 - 3/20/49)	100,629	100,000
4/22/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $102,145, 0.00% - 6.00%, 5/23/19 - 12/20/48)	100,622	100,000
2.47%, dated 2/12/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $102,954, 0.00% - 6.63%, 11/15/30 - 4/5/38)	100,638	100,000
2.48%, dated:
2/4/19 due:
5/3/19 (Collateralized by U.S. Government Obligations valued at $102,662, 0.00% - 8.50%, 6/12/19 - 3/1/49)	100,606	100,000
5/6/19 (Collateralized by U.S. Government Obligations valued at $102,619, 0.00% - 5.63%, 5/23/19 - 3/20/49)	100,627	100,000
2/5/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $103,527, 0.00% - 6.63%, 5/23/19 - 1/20/49)	100,627	100,000
CIBC Bank U.S.A. at 2.43%, dated:
4/11/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $102,138, 4.00% - 5.00%, 4/1/48 - 1/1/49)	100,641	100,000
4/12/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $102,197, 2.50% - 5.00%, 8/31/23 - 8/1/48)	100,635	100,000
4/16/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,196, 0.75% - 5.00%, 2/28/26 - 4/1/49)	100,608	100,000
4/23/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $102,056, 4.00% - 4.50%, 7/1/47 - 11/1/48)	100,196	100,000
Citibank NA at:
2.51%, dated 4/30/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $1,020,209, 0.00% - 5.63%, 7/30/19 - 4/1/49)	1,000,488	1,000,000
2.52%, dated 4/30/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $1,029,962, 0.00% - 5.13%, 8/15/19 - 4/1/49)	1,000,490	1,000,000
ING Financial Markets LLC at:
2.46%, dated 4/24/19 due 5/1/19 (Collateralized by U.S. Government Obligations valued at $1,020,488, 4.00%, 6/1/48)	1,000,478	1,000,000
2.51%, dated 4/29/19 due 5/6/19 (Collateralized by U.S. Government Obligations valued at $1,020,143, 4.00%, 6/1/48)	1,000,488	1,000,000
J.P. Morgan Securities, LLC at:
2.46%, dated 4/25/19 due 5/2/19 (Collateralized by U.S. Government Obligations valued at $1,020,419, 2.50% - 4.50%, 8/1/31 - 7/1/47)	1,000,478	1,000,000
2.52%, dated 4/30/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $1,020,072, 2.91%, 3/1/22)	1,000,490	1,000,000
Merrill Lynch, Pierce, Fenner & Smith at 2.42%, dated 4/3/19 due 5/3/19 (Collateralized by U.S. Government Obligations valued at $102,192, 4.50%, 1/20/49)	100,202	100,000
Nomura Securities International, Inc. at 2.51%, dated 4/29/19 due 5/6/19 (Collateralized by U.S. Government Obligations valued at $1,020,175, 1.63% - 8.00%, 5/15/19 - 10/1/48)	1,000,488	1,000,000
RBC Capital Markets Corp. at 2.46%, dated 3/13/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $103,796, 2.90% - 3.59%, 8/1/23 - 8/20/65)	100,417	100,000
RBC Dominion Securities at:
2.44%, dated:
4/17/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,180, 1.13% - 3.00%, 9/30/21 - 11/15/44)	100,203	100,000
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $204,192, 0.00% - 3.50%, 5/16/19 - 10/20/45)	200,407	200,000
4/24/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,060, 0.00% - 3.38%, 5/16/19 - 11/15/48)	100,230	100,000
4/25/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,125, 0.00% - 3.50%, 5/16/19 - 10/20/45)	100,230	100,000
2.45%, dated 4/26/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,038, 0.13% - 3.00%, 4/15/20 - 8/15/48)	100,231	100,000
RBC Financial Group at:
2.44%, dated:
4/15/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $102,574, 3.00% - 5.00%, 3/1/40 - 6/1/51)	100,596	100,000
4/22/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $102,063, 4.50% - 5.00%, 12/1/48 - 1/20/49)	100,407	100,000
4/24/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $102,058, 1.50% - 5.00%, 11/1/32 - 6/1/51)	100,413	100,000
2.45%, dated 4/29/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $102,016, 3.00% - 6.50%, 7/15/28 - 6/1/51)	100,204	100,000
2.46%, dated 4/30/19 due 5/7/19 (Collateralized by U.S. Government Obligations valued at $102,823, 4.00% - 5.00%, 5/1/48 - 2/1/49)	100,205	100,000
TD Securities (U.S.A.) at 2.77%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Government Obligations valued at $510,040, 4.00%, 3/1/49)	500,038	500,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $12,534,000)		12,534,000

U.S. Treasury Repurchase Agreement - 29.5%
With:
Barclays Bank PLC at 2.41%, dated 4/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,195, 2.50%, 1/31/25)	100,208	100,000
BMO Harris Bank NA at:
2.42%, dated 4/24/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $104,693, 0.00%, 7/12/19)	100,383	100,000
2.43%, dated:
4/16/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $110,139, 2.13%, 12/31/22)	100,560	100,000
4/18/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,875, 2.75%, 5/31/23)	100,311	100,000
2.44%, dated 4/29/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $107,494, 3.00%, 11/15/45)	100,156	100,000
BNP Paribas, SA at:
2.44%, dated:
4/15/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,130, 1.86% - 5.25%, 4/30/20 - 2/15/38)	100,617	100,000
4/16/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,168, 1.75% - 2.51%, 7/31/20 - 5/15/22)	100,617	100,000
4/17/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,193, 0.00% - 2.51%, 5/23/19 - 1/31/21)	100,617	100,000
4/18/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,155, 0.00% - 2.88%, 5/23/19 - 2/15/45)	100,617	100,000
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,125, 0.00% - 6.00%, 5/23/19 - 2/15/45)	100,617	100,000
2.45%, dated:
3/4/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $102,414, 0.00% - 8.75%, 7/31/19 - 1/31/21)	100,402	100,000
3/5/19 due 5/6/19 (Collateralized by U.S. Treasury Obligations valued at $102,455, 0.00% - 8.13%, 8/15/19 - 2/15/45)	100,422	100,000
3/11/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,064, 0.00% - 7.88%, 5/23/19 - 2/15/46)	100,456	100,000
3/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,369, 0.00% - 4.38%, 5/23/19 - 8/15/46)	100,470	100,000
4/25/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,100, 0.00% - 6.00%, 7/31/19 - 2/15/26)	100,613	100,000
4/26/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,038, 1.13% - 7.63%, 7/31/19 - 2/15/25)	100,613	100,000
4/29/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,890, 1.13% - 4.38%, 7/31/19 - 11/15/39)	100,619	100,000
2.46%, dated:
2/7/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,629, 0.00% - 2.51%, 5/23/19 - 1/31/21)	100,649	100,000
2/8/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,609, 1.13% - 4.38%, 7/31/19 - 2/15/45)	100,649	100,000
2/11/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,604, 0.00% - 4.38%, 5/23/19 - 11/15/39)	100,636	100,000
2.47%, dated 2/5/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,618, 2.02% - 2.35%, 7/31/20 - 10/31/20)	100,631	100,000
CIBC Bank U.S.A. at:
2.42%, dated:
4/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,199, 2.75% - 2.88%, 8/31/23 - 11/15/46)	100,598	100,000
4/15/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,209, 2.13% - 4.25%, 7/31/23 - 11/15/40)	100,592	100,000
2.43%, dated:
4/10/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,172, 1.75% - 4.50%, 5/15/23 - 8/15/39)	100,614	100,000
4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,096, 2.13% - 2.63%, 12/31/22 - 2/28/26)	100,203	100,000
2.44%, dated 4/30/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,938, 2.13% - 4.25%, 1/15/22 - 2/15/45)	100,529	100,000
Commerz Markets LLC at 2.48%, dated 4/24/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $204,199, 1.25% - 4.63%, 10/31/20 - 2/15/40)	200,096	200,000
Credit AG at 2.44%, dated 4/26/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,108, 1.50%, 8/15/26)	100,217	100,000
Deutsche Bank Securities, Inc. at 2.47%, dated:
4/24/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $103,103, 4.25%, 11/15/40)	100,048	100,000
4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $309,185, 4.25%, 11/15/40)	300,144	300,000
Mizuho Securities U.S.A., Inc. at 2.74%, dated 4/30/19 due 5/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,024,761, 3.63%, 2/15/21)	1,000,076	1,000,000
MUFG Securities EMEA PLC at:
2.42%, dated 4/16/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $113,237, 2.75%, 6/30/25)	100,235	100,000
2.43%, dated:
4/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,500, 2.75%, 9/30/20 - 2/15/24)	100,223	100,000
4/24/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $107,164, 1.63% - 2.75%, 9/30/20 - 4/30/23)	100,290	100,000
Natixis SA at:
2.42%, dated:
4/2/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $206,418, 0.00% - 3.00%, 8/15/19 - 8/15/45)	200,834	200,000
4/9/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,240, 2.63% - 3.13%, 7/15/21 - 11/15/28)	100,397	100,000
4/11/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,202, 2.50% - 3.13%, 7/15/21 - 2/15/46)	100,403	100,000
2.43%, dated 4/25/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,103, 0.00% - 3.13%, 8/15/19 - 11/15/42)	100,500	100,000
2.44%, dated 4/22/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,941, 0.00% - 3.00%, 8/15/19 - 5/15/47)	100,617	100,000
2.45%, dated 4/29/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,062, 0.00% - 2.63%, 8/15/19 - 3/31/23)	100,238	100,000
RBC Dominion Securities at 2.43%, dated:
4/9/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $102,172, 2.13% - 6.25%, 12/31/22 - 5/15/30)	100,155	100,000
4/18/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $204,207, 0.00% - 3.00%, 10/10/19 - 2/15/49)	200,432	200,000
4/23/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $204,136, 1.25% - 4.50%, 10/31/21 - 11/15/48)	200,405	200,000
4/24/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,128, 1.25% - 3.00%, 10/31/21 - 8/15/48)	100,203	100,000
RBC Financial Group at 2.43%, dated:
4/12/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,149, 2.75%, 8/15/21)	100,608	100,000
4/16/19 due 5/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,149, 2.75%, 8/15/21)	100,608	100,000
RBS Securities, Inc. at 2.46%, dated 4/25/19 due 5/2/19 (Collateralized by U.S. Treasury Obligations valued at $408,221, 2.63%, 6/30/23)	400,191	400,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $6,500,000)		6,500,000
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $22,013,731)		22,013,731
NET OTHER ASSETS (LIABILITIES) - 0.1%		30,319
NET ASSETS - 100%		$22,044,050

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$734,000 due 5/01/19 at 2.77%
BNP Paribas, S.A.	$13,312
BNY Mellon Capital Markets LLC	45,151
Bank of America NA	102,427
Citibank NA	26,624
HSBC Securities (USA), Inc.	18,337
ING Financial Markets LLC	14,643
J.P. Morgan Securities, Inc.	99,246
Mizuho Securities USA, Inc.	31,798
Nomura Securities Internationa	51,751
Societe Generale	13,312
Societe Generale (PARIS)	39,935
Sumitomo Mitsu Bk Corp Ny (DI)	73,215
Wells Fargo Securities LLC	204,249
$734,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019
Assets
Investment in securities, at value (including repurchase agreements of $19,034,000) — See accompanying schedule: Unaffiliated issuers (cost $22,013,731)		$22,013,731
Cash		98
Receivable for investments sold		99,489
Receivable for fund shares sold		13,181
Interest receivable		17,053
Total assets		22,143,552
Liabilities
Payable for investments purchased	$99,391
Payable for fund shares redeemed	111
Total liabilities		99,502
Net Assets		$22,044,050
Net Assets consist of:
Paid in capital		$22,044,011
Total distributable earnings (loss)		39
Net Assets, for 22,044,010 shares outstanding		$22,044,050
Net Asset Value, offering price and redemption price per share ($22,044,050 ÷ 22,044,010 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2019
Investment Income
Interest		$511,869
Expenses
Independent trustees' fees and expenses	$110
Total expenses before reductions	110
Expense reductions	(55)
Total expenses after reductions		55
Net investment income (loss)		511,814
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		35
Total net realized gain (loss)		35
Net increase in net assets resulting from operations		$511,849

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2019	Year ended April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$511,814	$151,689
Net realized gain (loss)	35	15
Net increase in net assets resulting from operations	511,849	151,704
Distributions to shareholders	(511,814)	–
Distributions to shareholders from net investment income	–	(151,766)
Total distributions	(511,814)	(151,766)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	18,861,061	53,172,617
Reinvestment of distributions	447,039	127,658
Cost of shares redeemed	(50,948,612)	(4,621,487)
Net increase (decrease) in net assets and shares resulting from share transactions	(31,640,512)	48,678,788
Total increase (decrease) in net assets	(31,640,477)	48,678,726
Net Assets
Beginning of period	53,684,527	5,005,801
End of period	$22,044,050	$53,684,527

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Government Money Market Fund

Years ended April 30,	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.022	.012	.001
Net realized and unrealized gain (loss)	–B	–B	–
Total from investment operations	.022	.012	.001
Distributions from net investment income	(.022)	(.012)	(.001)
Total distributions	(.022)	(.012)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	2.22%	1.23%	.12%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	- %G
Expenses net of fee waivers, if anyF	-%	-%	- %G
Expenses net of all reductionsF	-%	-%	- %G
Net investment income (loss)	2.14%	1.39%	.78%G
Supplemental Data
Net assets, end of period (000 omitted)	$22,044	$53,685	$5,006

 A For the period March 8, 2017 (commencement of operations) to April 30, 2017.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2019

1. Organization.

Fidelity Flex Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$22,013,731

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$39

The tax character of distributions paid was as follows:

	April 30, 2019	April 30, 2018
Ordinary Income	$511,814	$ 151,766

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $55.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 24% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Flex Government Money Market Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex Government Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2019, the related statement of operations for the year ended April 30, 2019, the statement of changes in net assets for each of the two years in the period ended April 30, 2019, including the related notes, and the financial highlights for each of the two years in the period ended April 30, 2019 and for the period March 8, 2017 (commencement of operations) through April 30, 2017 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2019 and the financial highlights for each of the two years in the period ended April 30, 2019 and for the period March 8, 2017 (commencement of operations) through April 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 18, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 264 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	- %-C	$1,000.00	$1,012.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

A total of 25.69% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $128,738 of distributions paid during the period January 1, 2019 to April 30, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

ZGY-ANN-0619
1.9881599.102

Fidelity® Series Treasury Bill Index Fund Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® Series Treasury Bill Index Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Treasury Bill Index Fund on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index performed over the same period.

Period Ending Values
$10,162	Fidelity® Series Treasury Bill Index Fund
$10,167	Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index

Management's Discussion of Fund Performance

Market Recap:  U.S. Treasury bills turned in solid gains from August 17, 2018 through April 30, 2019, as measured by the 1.67% advance of the Bloomberg Barclays 3-6 Month Treasury Index. T-bill yields rose and their prices fell early in the period, responding to positive economic data – particularly in the United States. The FOMC boosted the fed funds rate to a range of 2.0% to 2.25% in September, while signaling additional, gradual hikes into 2019. In October and November, equity markets faced a bout of volatility as the economy – particularly the housing sector – showed some signs of weakness. This sent many investors to the relative safety of short-term fixed-income investments. The FOMC increased the fed funds rate to a range of 2.25% to 2.50% in December, subsequently indicating that it planned to be “data dependent” when considering future rate increases. This, along with subsequent comments from Fed Chairman Jerome Powell that the central bank would be “patient” with rate policy going forward, began to drive short-term yields lower as market participants’ expectation for further Fed rate increases waned. This decline in yields continued through period end. As of April 30, many market participants expected the Fed to keep policy interest rates unchanged for the remainder of 2019.

Comments from Co-Managers Brandon Bettencourt and Jay Small:  The fund gained 1.62% from its inception on August 17, 2018 through April 30, 2019. This result was roughly in line, net of fees, with 1.67% advance of the Bloomberg Barclays 3-6 Month Treasury Index. The fund produced fairly steady gains for each month of the period, with the most modest advances coming in December, when broader market volatility began to curtail short-term bond yields. It took until early 2019 for the Fed to acknowledge market apprehension about higher rates, which led to improved monthly performance for Treasury bonds in January. For the full period, we met our goal of producing monthly returns, before expenses, that closely matched the return of the benchmark. For this fund, we generally held all bonds in the index, and in similar proportions. At period end, the fund held all securities contained in the index in similar proportions as the benchmark, and maintained essentially all fund assets in U.S. Treasuries.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Asset Allocation (% of fund's net assets)

As of April 30, 2019
U.S. Government and U.S. Government Agency Obligations	100.0%

Schedule of Investments April 30, 2019

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 100.0%
	Principal Amount	Value
U.S. Treasury Obligations - 100.0%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.48% 8/1/19 to 10/24/19
(Cost $926,751,734)	934,826,000	926,766,298
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $926,751,734)		926,766,298
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 2.49% (a)
(Cost $5,826,884)	5,825,722	5,826,888
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $932,578,618)		932,593,186
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,162,519)
NET ASSETS - 100%		$927,430,667

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,189
Total	$39,189

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$926,766,298	$--	$926,766,298	$--
Money Market Funds	5,826,888	5,826,888	--	--
Total Investments in Securities:	$932,593,186	$5,826,888	$926,766,298	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $926,751,734)	$926,766,298
Fidelity Central Funds (cost $5,826,884)	5,826,888
Total Investment in Securities (cost $932,578,618)		$932,593,186
Receivable for investments sold		297,330,080
Receivable for fund shares sold		14,302,669
Distributions receivable from Fidelity Central Funds		6,093
Total assets		1,244,232,028
Liabilities
Payable for investments purchased	$316,452,545
Payable for fund shares redeemed	345,514
Other payables and accrued expenses	3,302
Total liabilities		316,801,361
Net Assets		$927,430,667
Net Assets consist of:
Paid in capital		$928,805,719
Total distributable earnings (loss)		(1,375,052)
Net Assets, for 92,896,520 shares outstanding		$927,430,667
Net Asset Value, offering price and redemption price per share ($927,430,667 ÷ 92,896,520 shares)		$9.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 17, 2018 (commencement of operations) to April 30, 2019
Investment Income
Interest		$12,383,288
Income from Fidelity Central Funds		39,189
Total income		12,422,477
Expenses
Custodian fees and expenses	$6,795
Independent trustees' fees and expenses	2,039
Commitment fees	165
Total expenses before reductions	8,999
Expense reductions	(12)
Total expenses after reductions		8,987
Net investment income (loss)		12,413,490
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(77,755)
Fidelity Central Funds	(4)
Total net realized gain (loss)		(77,759)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	14,564
Fidelity Central Funds	4
Total change in net unrealized appreciation (depreciation)		14,568
Net gain (loss)		(63,191)
Net increase (decrease) in net assets resulting from operations		$12,350,299

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 17, 2018 (commencement of operations) to April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,413,490
Net realized gain (loss)	(77,759)
Change in net unrealized appreciation (depreciation)	14,568
Net increase (decrease) in net assets resulting from operations	12,350,299
Distributions to shareholders	(13,725,351)
Total distributions	(13,725,351)
Share transactions
Proceeds from sales of shares	983,129,096
Reinvestment of distributions	13,725,351
Cost of shares redeemed	(68,048,728)
Net increase (decrease) in net assets resulting from share transactions	928,805,719
Total increase (decrease) in net assets	927,430,667
Net Assets
Beginning of period	–
End of period	$927,430,667
Other Information
Shares
Sold	98,330,645
Issued in reinvestment of distributions	1,373,521
Redeemed	(6,807,646)
Net increase (decrease)	92,896,520

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Treasury Bill Index Fund

Year ended April 30,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.166
Net realized and unrealized gain (loss)	(.005)
Total from investment operations	.161
Distributions from net investment income	(.181)
Total distributions	(.181)
Net asset value, end of period	$9.98
Total ReturnC,D	1.62%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H
Expenses net of fee waivers, if any	- %G,H
Expenses net of all reductions	- %G,H
Net investment income (loss)	2.36%G
Supplemental Data
Net assets, end of period (000 omitted)	$927,431

 A For the period August 17, 2018 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2019

1. Organization.

Fidelity Series Treasury Bill Index Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,868
Gross unrealized depreciation	(8,300)
Net unrealized appreciation (depreciation)	$14,568
Tax Cost	$932,578,618

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(77,759)
Net unrealized appreciation (depreciation) on securities and other investments	$14,568

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(77,759)

The tax character of distributions paid was as follows:

April 30, 2019(a)
Ordinary Income	$13,725,351

 (a) For the period August 17, 2018 (commencement of operations) to April 30, 2019.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $165 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Series Treasury Bill Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series Treasury Bill Index Fund (the "Fund"), a fund of Fidelity Hereford Street Trust, including the schedule of investments, as of April 30, 2019, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from August 17, 2018 (commencement of operations) to April 30, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, and the results of its operations, the changes in its net assets and the financial highlights for the period from August 17, 2018 (commencement of operations) to April 30, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 18, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 264 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period November 1, 2018 to April 30, 2019-B
Actual	- %- C	$1,000.00	$1,011.80	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses.

Distributions (Unaudited)

A total of 99.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

XSB-ANN-0619
1.9891219.100

Item 2.

Code of Ethics

As of the end of the period, April 30, 2019, Fidelity Hereford Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Treasury Bill Index Fund (the “Fund”):

Services Billed by Deloitte Entities

April 30, 2019 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Treasury Bill Index Fund	$32,000	$-	$4,800	$600

April 30, 2018 FeesB

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Treasury Bill Index Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Series Treasury Bill Index Fund commenced operations on August 17, 2018.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Government Money Market Fund, Fidelity Government Money Market Fund, Fidelity Money Market Fund and Fidelity Treasury Only Money Market Fund (the “Funds”):

Services Billed by PwC

April 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Government Money Market Fund	$40,000	$3,100	$2,500	$1,800
Fidelity Government Money Market Fund	$48,000	$3,600	$2,000	$2,100
Fidelity Money Market Fund	$39,000	$3,300	$2,900	$1,900
Fidelity Treasury Only Money Market Fund	$37,000	$3,200	$2,900	$1,800

April 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Government Money Market Fund	$36,000	$3,100	$2,500	$1,700
Fidelity Government Money Market Fund	$50,000	$3,600	$2,000	$1,900
Fidelity Money Market Fund	$40,000	$3,400	$2,000	$1,800
Fidelity Treasury Only Money Market Fund	$39,000	$3,300	$2,000	$1,800

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2019A,B	April 30, 2018B
Audit-Related Fees	$290,000	$-
Tax Fees	$5,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Treasury Bill Index Fund’s commencement of operations.

Services Billed by PwC

	April 30, 2019A	April 30, 2018A
Audit-Related Fees	$7,775,000	$7,745,000
Tax Fees	$15,000	$15,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2019A,B	April 30, 2018A,B
Deloitte Entities	$710,000	$-
PwC	$10,185,000	$10,925,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Treasury Bill Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in their  audits of the Funds, taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 26, 2019